Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net
NOTE 13.	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment Balances as of January 1, 2018		756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,651	3,155,845,995
Acquisitions		13,362,218	1,059,027	852,308	38,829,246	329,969	4,958,299	473,812	117,632	54,407,962	434,698	(106)	—	114,825,065
Reclassifications		1,400,531	45,268	(1,603,022)	—	37,343	(4,039,499)	3,015,144	101,424	32,280	(6,620)	2,780,266	(869)	1,762,246
Capitalization		25,752,538	—	2,456,977	21,269,614	991,061	—	163,000	227,334	(50,828,761)	—	—	(31,763)	—
Reversal of impairment (Impairment)		20,226,139-	—	(59,632,531)	59,774,797	(831,561)	12,133,524	—	(6,981,561)	(3,269,810)	—	—	—	21,418,997
Disposals		(5,496,395)	(4,466,446)	(2,705,958)	(8,297,844)	(382,120)	—	(2,689,566)	(1,476,513)	(725,540)	(623,152)	(2,780,160)	(53,361)	(29,697,055)

Balances as of December 31, 2018	Ps.	811,270,391	20,080,965	421,235,950	1,379,323,723	64,845,163	326,482,265	52,020,042	15,159,952	129,352,513	44,351,625	—	32,659	3,264,155,248

Transfers to rights of use		—	(7,005,141)	—	—	—	—	—	—	—	—	—	—	(7,005,141)
Acquisitions		8,337,019	252,382	1,251,488	29,072,723	316,499	5,436,425	184,863	1,735,581	82,520,111	182,563	—	—	129,289,654
Reclassifications		(1,381,310)	—	428,738	—	(51,885)	(614,430)	(234,643)	47,110	(106,429)	(16,161)	35,403	—	(1,893,607)
Unsuccessful wells		—	—	—	(69,231,587)	—	—	—	—	(7,922,365)	—	—	—	(77,153,952)
Capitalization		6,830,064	—	6,538,540	35,251,706	143,312	13,013,199	2,566	955,134	(62,722,409)	(12,112)	—	—	—
(Impairment) reversal of impairment		24,464,081	—	(4,008,680)	(83,730,351)	(499,722)	(31,991,592)	—	(1,430,077)	114,127	—	—	—	(97,082,214)
Disposals		(3,396,366)	(235,382)	(301,359)	(151,405)	(1,435,140)	—	(1,565,266)	(112,482)	(1,310,108)	(356,379)	(35,403)	(32,659)	(8,931,949)

Balances as of December 31, 2019	Ps.	846,123,879	13,092,824	425,144,677	1,290,534,809	63,318,227	312,325,867	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,201,378,039

Accumulated depreciation and amortization Balances as of January 1, 2018		(394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)
Depreciation and amortization		(44,925,549)	(1,347,046)	(14,799,664)	(70,255,577)	(2,026,403)	(15,968,324)	(2,827,887)	(1,231,590)	—	—	—	—	(153,382,040)
Reclassifications		(212,207)	(45,953)	232,680	—	17,387	1,344,469	(3,003,850)	(94,772)	—	—	—	—	(1,762,246)
Disposals		2,558,780	408,502	1,262,358	5,187,467	125,769	—	2,643,297	625,618	—	—	—	—	12,811,791

Balances as of December 31, 2018	Ps.	(436,603,123)	(5,998,481)	(173,264,040)	(973,467,746)	(42,924,256)	(179,831,090)	(42,161,378)	(7,419,050)	—	—	—	—	(1,861,669,164)

Transfers to rights of use		—	943,639	—	—	—	—	—	—	—	—	—	—	943,639
Depreciation and amortization		(49,473,592)	(591,168)	(16,380,653)	(51,574,532)	(2,131,913)	(13,820,275)	(2,556,539)	(658,338)	—	—	—	—	(137,187,010)
Reclassifications		1,303,186	—	41,225	—	205,661	116,278	220,301	6,956	—	—	—	—	1,893,607
Disposals		3,308,366	128,561	184,172	817	1,226,345	—	1,449,659	92,471	—	—	—	—	6,390,391

Balances as of December 31, 2019	Ps.	(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)

Wells, pipelines, properties, plant and equipment—net as of December 31,2018	Ps.	374,667,268	14,082,484	247,971,910	405,855,977	21,920,907	146,651,175	9,858,664	7,740,902	129,352,513	44,351,625	—	32,659	1,402,486,084

Wells, pipelines, properties, plant and equipment—net as of December 31,2019	Ps.	364,658,716	7,575,375	235,725,381	265,493,348	19,694,064	118,790,780	7,359,605	8,377,257	139,925,440	44,149,536	—	—	1,211,749,502

Depreciation rates		3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives		20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

(1)	Mainly wells, pipelines and plants.

A.
As of December 31, 2019, 2018 and 2017, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,959,025, Ps. 2,198,191 and Ps. 3,060,963, respectively. Financing cost rates during 2019, 2018 and 2017 were 5.27% to 6.84%, 4.94% to 6.07% and 6.40% to 12.20%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2019, 2018 and 2017, recognized in operating costs and expenses, was Ps. 137,187,010, Ps. 153,382,040 and Ps. 156,704,513, respectively, which includes costs related to plugging and abandonment of wells for the years ended December 31, 2019, 2018 and 2017 of Ps. 4,700,151, Ps. 983,438 and Ps. 850,015, respectively.

C.
As of December 31, 2019 and 2018, provisions relating to future plugging of wells costs amounted to Ps. 80,849,900and Ps. 84,050,900, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).

D.
As of December 31, 2019 and 2018, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 5,986,055 and Ps. 6,726,769, respectively (see Note 14) and Ps. 1,072,537 from available-for-sale
non-financial
assets as of December 31, 2019.

E.
As of December 31, 2019, 2018 and 2017, PEMEX recognized a net impairment of Ps. (97,082,214) and a net reversal of impairment of Ps. 21,418,997, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2019					2018					29019
	(Impairment)		Reversal of impairment	(Impairment) / Reversal of impairment, net		(Impairment)		Reversal of impairment	Reversal of impairment / (Impairment) , net		(Impairment)		Reversal of impairment		(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	Ps.	(307,913,947)	138,079,000	Ps.	(169,834,947)	Ps.	(63,252,635)	128,266,251	Ps.	65,013,616	Ps.	(129,350,315)	Ps.	-	Ps.	(129,350,315)
Pemex Industrial Transformation		(1,275,480)	43,519,422		42,243,942		(13,788,470)	14,448,080		659,610		(19,751,882)		3,799,790		(15,952,092)
Pemex Logistics		—	34,119,240		34,119,240		(40,288,338)	—		(40,288,338)		—		—		—
Pemex Fertilizers		(2,298,775)	—		(2,298,775)		(2,246,264)	—		(2,246,264)		(1,935,500)		—		(1,935,500)
AGRO		—	—		—		—	—		—		(4,206,653)		—		(4,206,653)
PMI Azufre Industrial		(796,263)	—		(796,263)		—	—		—		—		—		—
PMI NASA		(1,162,014)	646,603		(515,411)		(1,719,627)	—		(1,719,627)		—		—		—

Total	Ps.	(313,446,479)	216,364,265	Ps.	(97,082,214)	Ps.	(121,295,334)	142,714,331	Ps.	21,418,997	Ps.	(155,244,350)		3,799,790	Ps.	(151,444,560)

Cash Generating Unit of Pemex Exploration and Production
As of December 31, 2019, Pemex Exploration and Production recognized a net impairment of Ps. (169,834,947) mainly due to: (i) a decrease production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. (225,019,093), mainly in the Aceite Terciario del Golfo (“ATG”), Cantarell Chuc and Crudo Ligero Marino CGU. There were increases in the volume production profiles of new fields located in the UGE Yaxche (Xikin, Tetl, Teekit, Suuk, Pokche and Mulach fields) and Cuenca the Veracruz UGE (Ixachi field); however, these effects were only offset by those UGE’s that presented a decrease in their production profiles; (ii) a decrease in crude oil and gas prices, generating a negative effect of Ps. (58,110,000) mainly in Cantarell, ATG, Chuc and Tsimin Xux ; (iii) a decrease in exchange rate from Ps. 19.6829 = U.S. $1.00 as of December 31, 2018 to Ps. 18.8452 = U.S. $1.00 of December 31, 2019 resulting in a negative effect of Ps. (15,307,000) mainly in Cantarell, Yaxché, Chuc and Tsimin Xux CGU’s; (iv) derived from the application of the Energy Reform in 2013, which defined that the exploratory wells of Round 1.3 will not contribute resources to Pemex Exploration and Production, and for that reason, an impairment of Ps. (9,477,854) was recognized.

These effects were offset by (i) a decrease in discount rate of Ps. 120,821,000 due to the updating of comparable companies taken as reference to the determination of the discount rate with the same risk profile, mainly in the ATG, Cantarell and Chuc; and (ii) a net benefit from lower income in production profile of Ps. 17,258,000, mainly in ATG, Cantarell and Chuc as a result of lower income in their production profiles.
As of December 31, 2018, Pemex Exploration and Production recognized a net reversal of impairment in the amount of Ps. 65,013,616 mainly due to (i) an advance of production in Cantarell for rethinking physical goals for the period from 2024 to 2029 with a recovery of Ps. 98,673,388. This computation was projected using a discount rate of 7.03% and a tax rate of 30% (observable market) on the operating profit with an economic horizon of 25 years, compared to a discount rate of 14.40% that includes the cost of financing and the pyramiding of taxes and observable rights in similar companies, including the Profit-sharing; (ii) application in the fourth quarter of the relevant discount rate and tax rate (observable market), a net benefit was generated in most of the projects with respect to the previous year, mainly in the Aceite Terciario del Golfo project in the amount of Ps. 29,592,863. The foregoing was partially offset by an impairment of Ps. (63,252,635), mainly in (i) the Aguas Someras 2 projects in the amount of Ps. (58,318,030), (ii) the Crudo Ligero Marino projects, mainly due to higher water and salt content in the hydrocarbons reserves, (iii) the Yaxche Project, due to operating impacts in the fields directly related to production, and (iv) the Tsimin Xux and Chuc projects, mainly due to the natural decline of proved hydrocarbon reserves.
Pemex Exploration and Production recognized an impairment in the amount of Ps. 129,350,315 as of December 31, 2017, arising from: (i) the deferral of the development investments in the first 5 years of the economic horizon in the proved reserves, which caused a decrease in production and consequently in income, as well as the re-categorization
of part of the proved reserves as probable reserve, as a consequence of budget adjustments in the strategic investments in the Cantarell, Aceite terciario del Golfo, Crudo Ligero Marino, Antonio J. Bermúdez and Tzimin Xux projects, (ii) insufficient cash flows to make up for costs recovery at the Burgos and Lakach projects as a result of the appreciation of the Mexican peso against the U.S. dollar by 4.3%, from a peso–U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016 to a peso–U.S. dollar exchange rate of Ps. 19.7867 to U.S. $1.00 as of December 31, 2017, given that cash inflows are denominated in U.S. dollars and then translated to the reporting currency using the exchange rate at the date of report; (iii) a 0.3% increase in the discount rate; (iv) a 7.2% decrease in crude oil forward prices from 60.24 usd/bl in 2016 to 55.89 usd/bl in 2017 and (v) the natural decline in production in the Macuspana project.
The cash generating units of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2019	2018	2017
Average crude oil price	48.69 USD/bl	58.02 USD/bl	55.89 USD/bl
Average gas price	5.07 USD/mpc	4.89 USD/mpc	4.92 USD/mpc
Average condensates price	57.67 USD/bl	43.21 USD/bl	38.33 USD/bl
Discount rate	6.18% annual	7.03% annual	14.40% annually
For 2019, 2018 and 2017 the total forecast production, calculated with a horizon of 25 years was 7,123, 6,192 and 7,091 million barrels per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes.
Cash Generating Units of Pemex Industrial Transformation
As of December 31, 2019, 2018 and 2017, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 42,243,942, Ps. 659,610 and a net impairment of Ps. (15,952,092), respectively.
The net reversal of impairment was in the following cash generating units:

	2019		2018		2017
Salina Cruz Refinery	Ps.	13,535,526	Ps.	-	Ps.	(5,579,997)
Minatitlán Refinery		9,391,433		14,448,080		(5,691,005)
Madero Refinery		7,721,233		—		(8,480,880)
Morelos Petrochemical complex		7,547,233		—		—
Tula Refinery		2,180,074		—		—
Cangrejera Petrochemical Center		3,143,924		—		—

Reversal of impairment		43,519,423		14,440,080		(19,751,882)

Pajaritos Petrochemical Complex		(1,275,480)		—		3,565,355
Independencia Petrochemical Center		—		—		112,292
Arenque Gas Processor Complex		—		—		57,039
Matapionche Gas Processor Complex		—		—		65,104
Salina Cruz Refinery		—		(7,955,528)		—
Tula Refinery		—		(5,099,635)		—
Madero Refinery		—		(733,307)		—

Impairment		(1,275,480)		(13,788,470)		3,799,790

Net reversal of impairment	Ps.	42,243,943	Ps.	659,610	Ps.	(15,952,092)

In 2019, the net reversal of impairment was mainly due to (i) important maintenance plans to recover assets use levels; (ii) a greater supply of light crude oil by Pemex Exploration and Production generating the quality of refined products such as gasoline, turbosines and decreasing residual products such as fuel oil; (iii) an increase in the discount rate of cash generating units of refined products, gas, petrochemicals and a decrease in ethylene by 0.03%, 0.09%, 0.06%, and 0.5% respectively, due to the effect of weighting of elements with which the references are determined; and (iv) the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.6829 = U.S. $1.00 as of December 31, 2018 to Ps. 18.8452 = U.S. $1.00 as of December 31, 2019, which are used as cash flows when U.S. dollars are taken as reference.
In 2018, the net reversal of impairment was mainly due to (i) an increase in processing of refined products due to higher imports of crude oil and humid gas resulting in an increase in income related to transportation fees; (ii) the appreciation of the U.S. dollar against the peso, from a
peso-U.S.
dollar exchange rate of Ps.19.7867 to U.S. $1.00 as of December 31, 2017 to a
peso-U.S.
dollar exchange rate of Ps. 19.6829 to U.S. $1.00 as of December 31, 2018; (iii) a decrease in the discount rate of cash generating units of refined products and gas and petrochemicals by 0.1% and 8.1%, respectively; and (iv) an increase in maintenance of the refineries and a decrease in gas production.
The impairment for 2017, was mainly due to (i) an increase in capitalizable maintenance expenses in refining; (ii) the appreciation of the Mexican peso against the U.S. dollar, from a peso–U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016 to a peso–U.S. dollar exchange rate of Ps. 19.7867 to U.S. $1.00 as of December 31, 2017; partially offset by (i) an increase in the transportation fees; (ii) an increase in the processing of wet gas due to higher imports of this product and redistribution by Pemex Exploration and Production; (iii) an increase in prices arising from the price liberalization in 2017; and (iv)a decrease in the discount rate of cash generating units of refined products, gas and petrochemicals of 4.4%, 4.5%, and 5.6%, respectively.
To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019
	Refining			Gas			Petrochemicals			Ethylene**
Average crude oil Price	54.13 usd	53.98 usd	51.30 usd	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Processed volume	723 mbd	680 mbd	767mbd	2,056 mmpcd of humid gas	2,717 mmpcd of humid gas	3,085 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S. dollar	$18.8452	$19.6829	$19.7867	$18.8452	$19.68	$19.7867	$18.8452	$19.6829	$19.7867	$18.8452
Useful lives of the cash generating units (year average)	12	14	16	7	8	9	7	7	6	6
Discount rate	11.47%	11.52%	11.523	10.22%	10.22%	10.24%	8.61%	8. 92%	9.71	8.03%
Period *	2020 - 2032	2019-2034	2014-034	2020 - 2027	2019-2027	2018-2029	2020 - 2027	2019-2026	2016-2024	2020 - 2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July, 2019 (see Note 1).

Cash-generating units in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its cash generating units or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2018 and 2017, the value in use for the impairment of fixed assets was as follows:

	2018		2017
Minatitlán Refinery	Ps.	54,846,565	Ps.	32,531,925
Madero Refinery		21,083,328		11,420,952
Salina Cruz Refinery		9,428,152		12,051,597
Cangrejera Petrochemical Center		—		17,544,825
Independencia Petrochemical Center		—		3,146,413
Arenque Gas Processor Complex		—		1,283,201
Matapionche Gas Processor Complex		—		1,074,729
Tula Refinery		39,429,897		12,051,597

Total value in use	Ps.	124,787,942	Ps.	79,053,642

Cash Generating Units of Pemex Logistics
Cash Generating Units of Pipelines
The recoverable amount of assets is based on each asset’s value in use. As of December 31, 2019, Pemex Logistics recognized a reversal of impairment in the CGU of pipelines for Ps. 34,119,240 mainly due to (i) a decrease in the projections cost of losses from fuels subtraction from Ps. 39,388,055 as of December 31, 2018 to Ps. 4,644,846 as of December 31, 2019, which led to an improvement in future cash flows. Furthermore, the CRE stablished a mechanism that allowed Pemex Logistics to recover, through the pipeline transportation fee, a significant amount of the losses derived from fuel subtraction. Finally, a decrease in the discount rate from 13.55% at the end of 2018 to 11.94% at the end of 2019 due to the differences in curves used in reference rates between Mexican pesos and U.S. dollars.

As of December 31, 2018, Pemex Logistics recognized an impairment in the CGU of pipelines for Ps. (40,288,338), mainly due to a decrease in projected cash inflows on of 46%, from an annual average of Ps. 47,219,903 at the end of 2017 to Ps. 25,271,404 at the end of 2018, in addition to an increase in the cost of losses from fuels subtraction of 40%. This increase was partially offset by a decrease in direct operating costs of 58%, from annual average costs at the end of 2017 of Ps. 16,485,969 to Ps. 6,880,967 at the end of December 2018, as well as a decrease in the discount rate, from 15.41% at the end of 2017 to 13.55% at the end of 2018.
The recoverable amounts of the assets as of December 31, 2019 and 2018, corresponding to the discounted cash flows at the rate of11.94% and 13.55%, respectively, as follows:

	2019		2018
TAD, TDGL, TOMS (Storage terminals)	Ps.	147,249,859	Ps.	92,772,003
Land Transport (white pipes)		—		445,377
Pipelines		104,719,495		—
Primary logistics		73,821,371		111,941,265

Total	Ps.	325,790,725	Ps.	205,158,645

Cash Generating Units of Pemex Fertilizers
Cash generating units are plants used in the ammonia process.
The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration. The discount rates used as of December 31, 2019, 2018 and 2017 were 10.15%, 8.92% and 9.71%, respectively, due to the updating of comparable companies taken as reference to the determination of the discount rate.
As of December 31, 2019, 2018 and 2017, Pemex Fertilizers recognized an impairment of Ps. (2,298,775), Ps. (2,246,264) and Ps. (1,935,500), respectively. The impairment was mainly caused from the decrease in projected production due to the lack of raw material.
Cash Generating Units of PMI NASA
As of December 31, 2019, PMI NASA recognized an impairment of Ps. (515,411), due to (i) an impairment in the Flotel Reforma Pemex of Ps. (1,146,278) as a result of rate adjustments; and (ii) a reversal of impairment of Ps. 630,866 in the Cerro de la Pez Flotel, as a consequence of the recovery in the development of projects.
As of December 31, 2018, PMI NASA recognized an impairment of Ps. (1,719,627), due to the disuse of the Cerro de la Pez Flotel, as a consequence of the reduction in the development of projects in recent months. This impairment was calculated by comparing the disbursement that would have to be made to acquire a flotel with similar characteristics compared to the valuation made by a specialized company of the flotel.
Cash Generating Unit of Pemex Azufre Industrial
PMI AZIND, a 99% subsidiary of MGAS, has, as a principal asset, a sulfur solidifying plant, located in the maritime sulfur storage terminal in the integral port administration of Coatzacoalcos, Veracruz; this plant is considered the cash generating unit of this company.

As of December 31, 2019, PMI AZIND recognized an impairment of Ps. (796,203), due to an appraisal on the sulfur solidifying plant which resulted in a decrease of its value.
Pro-Agroindustria,
S.A. de C.V.
As of December 31, 2019,
Pro-Agroindustria,
S.A. de C.V. recognized an impairment for Ps. (4,206,653) related to its nitric acid, ammonium nitrate and UAN 32 acquired plants, the rehabilitation of which has not yet commenced. The company will not be able to develop an alternate plan for the rehabilitation of these plants in the following five years due to its financing commitments.

F.	As of December 31, 2019, drilling equipment that was acquired through capital lease arrangements were classified as rights of use that amounted Ps. 6,223,655 (see Note 17).

G.
PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the NHC and are classified into:

a.	Production-sharing contracts;

b.	Profit-sharing contracts;

c.	License agreements; and

d.	Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2019 are:

a.	Production-sharing contracts:
The object of the Profit-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the NHC, Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.

I.	Production contracts without a partner

•	Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.

II.	Production contracts in consortium

•
Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and Deutsche Erdoel AG (“DEA”) and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.

•
Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the NHC as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.

•
Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, DEUTSCHE Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, DEUTSCHE Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Exploration and Extraction Contract, related to Block 18, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production (as operator) and CEPSA E.P. México S. de R.L. de C.V. (as partner). Pemex Exploration and Production owns 80% of this contractual area, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

•
Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

•
Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V (as operator) and Pemex Exploration and Production. Total E&P México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.

•
Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.

•
Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos owns 49%.

•
Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, Servicios Múltiples de Burgos owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.

b.	License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.

I.	License contracts without association

•	Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.

II.	License contracts in association

•
Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and INPEX have a 37.50%, 27.50% and 35.00% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.

•
Hydrocarbons Exploration and Extraction Contract for Block 2, Plegado Perdido, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.

•
A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.

•
Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.

See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the projects listed above:

						Production-sharing contracts
As of /For the year ended December 31, 2019	EK / Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Santuario El Golpe	Misión	Ébano

Sales:
Net sales	12,341,712	—	—	—	—	—	—	—	—	1,690,908	972,780	709,705
Cost of sales	5,283,643	87,696	130,234	12,937	18,047	58,199	20,660	39,546	64,447	914,498	931,658	313,765

Gross income (loss)	7,058,069	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	776,410	41,122	395,939
Other income (loss), net	(272,589)	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	105,341	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	6,680,139	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	776,410	41,122	395,939
Taxes, duties and other	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	6,680,139	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	776,410	41,122	395,939

Cash and cash equivalents	9	7,685	7,690	—	—	35,721	1	20,632	—	5	5	—
Accounts receivable	12,341,723	127,107	26,521	28,954	11,886	11,787	—	25,262	32,640	1,912,671	1,332,374	709,705

Total current assets	12,341,732	134,792	34,211	28,954	11,886	47,508	1	45,894	32,640	1,912,676	1,332,379	709,705
Wells, pipelines, properties, plant and equipment, net	24,944,217	—	—	—	—	—	—	—	—	1,222,964	1,460,005	1,352,301

Total assets	37,285,949	134,792	34,211	28,954	11,886	47,508	1	45,894	32,640	3,135,640	2,792,384	2,062,005

Suppliers	793,743	—	—	12,937	18,047	273	162	162	64,447	981,659	607,862	242,625
Taxes and duties payable	4,930	12,613	16,286	—	—	24,450	14,147	30,887	—	—	—	—
Other current liabilities	2,658,298	209,875	148,159	28,954	11,886	80,984	6,352	54,391	32,640	221,768	359,598	—

Total liabilities	3,456,971	222,488	164,445	41,891	29,933	105,707	20,661	85,440	97,087	1,203,427	967,461	242,625

Equity (deficit), net	33,878,978	(87,696)	(130,234)	(12,937)	(18,047)	(58,199)	(20,660)	(39,546)	(64,447)	1,932,212	1,824,923	1,819,380

Production-sharing contracts
As of /For the year ended December 31, 2018	EK / Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	10,374,061	—	—	—	—	—	—	—	—	—	1,268,482	644,768	421,591
Cost of sales	4,204,499	57,197	67,481	12,485	10,332	60,624	8,072	5,871	8,337	20,142	305,733	306,110	97,643

Gross income (loss)	6,169,562	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Other income (loss), net	157,876	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	129,451	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	6,197,987	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Taxes, duties and other	3,980	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	6,194,007	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948

Cash and cash equivalents	—	54,617	112,592	—	—	—	—	10,578	—	—	—	—	—
Accounts receivable	11,698,071	27,376	27,189	874	927	—	—	—	35,454	3,701	1,308,008	669,805	335,434

Total current assets	11,698,071	81,993	139,780	874	927	—	—	10,578	35,454	3,701	1,308,008	669,805	335,434
Wells, pipelines, properties, plant and equipment, net	20,344,054	—	—	—	—	—	—	—	—	—	1,022,923	2,210,968	406,075

Total assets	32,042,125	81,993	139,780	874	927	—	—	10,578	35,454	3,701	2,330,931	2,880,773	741,509

Suppliers	1,466,286	—	—	—	—	—	—	—	—	—	—	35,984	—
Taxes and duties payable	3,980	—	—	—	—	—	—	—	—	—	—	—	—
Other current liabilities	2,436,996	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	207,387	—

Total current liabilities	3,907,262	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—
Other liabilities	69,195

Total liabilities	3,976,457	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—

Equity (deficit), net	21,871,661	—	—	—	—	—	—	—	—	—	1,066,563	2,298,744	417,561

	License contracts
As of /For the year ended December 31, 2019	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,359,678	1,503,287	291,271
Cost of sales	38,963	138,970	119,687	127,344	80,626	1,393,579	927,624	140,277

Gross income (loss)	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	(33,901)	575,662	150,994
Other income (loss), net	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—

Operating income (loss)	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	(33,901)	575,662	150,994
Taxes, duties and other	—	—	—	—	—	—	—	—

Net income (loss)	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	(33,901)	575,662	150,994

Cash and cash equivalents	—	—	—	—	—	14	493	—
Accounts receivable	—	10,867	—	—	16,811	1,784,730	1,796,868	291,271

Total current assets	—	10,867	—	—	16,811	1,784,744	1,797,362	291,271
Wells, pipelines, properties, plant and equipment, net	—	—	—	—		1,781,796	1,188,771	105,499

Total assets	—	10,867	—	—	16,811	3,566,540	2,986,133	396,769

Suppliers	38,963	138,970	648	273	80,626	1,816,599	1,026,189	132,325
Taxes and duties payable	—	—	82,155	87,698	—	—	—	—
Other current liabilities	—	10,867	36,884	39,373	16,811	—	294,075	—

Total liabilities	38,963	149,836	119,687	127,344	97,438	1,816,599	1,320,264	132,325

Equity (deficit), net	(38,963)	(138,970)	(119,687)	(127,344)	(80,626)	1,749,941	1,665,869	264,444

				License contracts
As of /For the year ended December 31, 2018	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,586,080	1,265,620
Cost of sales	58,261	41,156	52,555	9,390	186,693	714,233	604,373	2,713

Gross income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Other income (loss), net	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—

Operating income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Taxes, duties and other	—	—	—	—	—	—	—	—

Net income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)

Cash and cash equivalents	—	—	—	3,362	—	—	—	—
Accounts receivable	14,888	6,151	—	—	23,555	1,820,428	1,300,773	406

Total current assets	14,888	6,151	—	3,362	23,555	1,820,428	1,300,774	406
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	2,528,860	2,122,341	26,206

Total assets	14,888	6,151	—	3,362	23,555	4,349,288	3,423,115	26,612

Suppliers	—	—	—	—	—	—	—	—
Taxes and duties payable	—	—	—	—	—	—	—	—
Other current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Total current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Other liabilities
Total liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Equity (deficit), net	—	—	—	—	—	2,617,304	2,197,303	26,382